Investments Accounted for Using Equity Method - Reconciliation of Summarized Financial Information to Carrying Amount of Interest in Associate (Systems on Silicon Manufacturing Company Pte Ltd.) (Detail)
$ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2016 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)
Disclosure of associates [line items]
Carrying amount of the investment	$ 19,585.3	$ 17,731.8	$ 598.2
Systems on Silicon Manufacturing Company Pte Ltd. [member]
Disclosure of associates [line items]
Net assets	$ 17,912.3
Percentage of ownership	39.00%
The Company's share of net assets of the associate	$ 6,948.2
Goodwill	214.0
Other adjustments	1.3
Carrying amount of the investment	$ 7,163.5	$ 5,677.6